Advances to Suppliers	6 Months Ended
Jun. 30, 2021
Advances to Suppliers
Advances to Suppliers

Note 7 – Advances to Suppliers

	June 30,	December 31,
	2021	2020
Advances to suppliers	$7,235,951	$7,033,556
Allowance for doubtful accounts	(180,964)	(179,095)
Advances to suppliers, net	$7,054,987	$6,854,461

The movement of allowance for doubtful accounts are as follows:

	June 30,	December 31,
	2021	2020
Balance at beginning of period	$179,095	$1,517,017
Change of allowance for doubtful accounts	—	(400,436)
Write off	—	(1,039,958)
Translation adjustments	1,869	102,472
Balance at end of period	$180,964	$179,095